SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Subsequent to December 31, 2012, the Company obtained new financings totaling $337.9 million, which are comprised of $252.9 million in short-term borrowings, for its working capital needs, and $85.0 million in long-term borrowings, for its project development.